Stockholders' Equity (Q3) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Sep. 30, 2019 shares	Dec. 31, 2018 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, subject to possible redemption (in shares)	13,471,011	20,846,454	20,866,262	20,869,316
Stock conversion ratio	1	1
Percentage of shares owned by initial stockholders	20.00%	20.00%
Number of trading days	20 days	20 days
Consecutive trading day period	30 days	30 days
Private Placement Warrant [Member]
Stockholders' Equity [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Period to exercise warrants after business combination	30 days	30 days
Period to exercise warrants after public offerings	12 months	12 months
Expiration period upon redemption or liquidation	5 years	5 years
Redemption price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of trading days	20 days	20 days
Consecutive trading day period	30 days	30 days
Number of business days before the notice of redemption to warrant holders	3 days	3 days
Period not to transfer, assign or sell warrants	30 days	30 days
Private Placement Warrant [Member] | Minimum [Member]
Stockholders' Equity [Abstract]
Notice period for redemption	30 days	30 days
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of voting rights per share | Vote	1	1
Common stock, shares issued (in shares)	1,454,178	1,205,623		1,182,761
Common stock, shares outstanding (in shares)	1,454,178	1,205,623		1,182,761
Common stock, subject to possible redemption (in shares)	13,471,011	20,846,454		20,869,316
Class A Common Stock [Member] | Private Placement Warrant [Member]
Stockholders' Equity [Abstract]
Number of shares called by each warrant (in shares)	1	1
Sale price of common stock (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Number of voting rights per share | Vote	1	1
Common stock, shares issued (in shares)	5,513,019	5,513,019		5,513,019
Common stock, shares outstanding (in shares)	5,513,019	5,513,019		5,513,019